UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	September 30, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK - (99.89%)
CONSUMER DISCRETIONARY - (32.19%)
Automobiles & Components – (1.22%)
128,800	Johnson Controls, Inc.	$3,906,504
107,546	WABCO Holdings Inc.	3,822,185

		7,728,689

Consumer Durables & Apparel – (6.97%)
115,630	Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	5,108,930
766,410	Garmin Ltd.	25,988,963
323,279	Hunter Douglas NV (Netherlands)	13,139,901

		44,237,794

Consumer Services – (2.90%)
253,760	H&R Block, Inc.	5,773,040
387,750	Yum! Brands, Inc.	12,644,527

		18,417,567

Media – (15.23%)
1,500,700	Comcast Corp., Special Class A	29,571,294
1,130,320	Grupo Televisa S.A., ADR (Mexico)	24,720,098
216,416	Lagardere S.C.A. (France)	9,755,241
171,380	Liberty Media Corp. - Entertainment, Series A *	4,275,074
513,900	News Corp., Class A	6,161,661
297,000	Walt Disney Co.	9,114,930
1,607,150	WPP Group PLC (United Kingdom)	12,999,526

		96,597,824

Retailing – (5.87%)
857,210	CarMax, Inc. *	12,000,940
271,430	Liberty Media Corp. - Interactive, Series A *	3,508,233
702,600	Netflix Inc. *	21,734,931

		37,244,104

	TOTAL CONSUMER DISCRETIONARY	204,225,978

CONSUMER STAPLES - (2.21%)
Food & Staples Retailing – (1.34%)
85,430	Costco Wholesale Corp.	5,546,543
145,790	Whole Foods Market, Inc.	2,915,800

		8,462,343

Food, Beverage & Tobacco – (0.87%)
140,905	Heineken Holding NV (Netherlands)	5,531,756

	TOTAL CONSUMER STAPLES	13,994,099

ENERGY - (6.63%)
69,800	Devon Energy Corp.	6,365,760
85,800	Occidental Petroleum Corp.	6,044,610
224,110	Tenaris S.A., ADR (Argentina)	8,357,062
194,159	Transocean Inc. *	21,326,425

	TOTAL ENERGY	42,093,857

FINANCIALS - (18.42%)
Diversified Financials – (7.77%)
	Capital Markets – (3.48%)
398,810	Bank of New York Mellon Corp.	12,993,230
924,685	E*TRADE Financial Corp. *	2,704,703

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (Continued)	September 30, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
	Capital Markets – (Continued)
65,172	Julius Baer Holding, AG (Switzerland)	$3,241,031
124,110	Merrill Lynch & Co., Inc.	3,139,983

		22,078,947

	Diversified Financial Services – (4.29%)
2,153	CME Group Inc.	799,861
495,450	Oaktree Capital Group LLC, Class A (a)	13,748,738
146,955	Pargesa Holdings S.A., Bearer Shares (Switzerland)	12,647,457

		27,196,056

		49,275,003

Insurance – (9.16%)
	Insurance Brokers – (0.81%)
237,253	Brown & Brown, Inc.	5,129,410

	Life & Health Insurance – (2.08%)
123,330	Aflac, Inc.	7,245,637
202,230	Power Corp. of Canada (Canada)	5,928,660

		13,174,297

	Property & Casualty Insurance – (4.21%)
815,510	Ambac Financial Group, Inc.	1,900,138
66,365	Markel Corp. *	23,327,298
127,470	MBIA Inc. *	1,516,893

		26,744,329

	Reinsurance – (2.06%)
42,480	Everest Re Group, Ltd.	3,675,794
43,230	RenaissanceRe Holdings Ltd.	2,247,960
131,825	Transatlantic Holdings, Inc.	7,164,689

		13,088,443

		58,136,479

Real Estate – (1.49%)
435,283	Redwood Trust, Inc.	9,458,699

	TOTAL FINANCIALS	116,870,181

HEALTH CARE - (11.36%)
Health Care Equipment & Services – (3.96%)
85,065	Cardinal Health, Inc.	4,192,003
226,190	IDEXX Laboratories, Inc. *	12,394,081
337,040	UnitedHealth Group Inc.	8,557,446

		25,143,530

Pharmaceuticals, Biotechnology & Life Sciences – (7.40%)
461,660	Johnson & Johnson	31,983,805
809,000	Schering-Plough Corp.	14,942,230

		46,926,035

	TOTAL HEALTH CARE	72,069,565

INDUSTRIALS - (6.94%)
Capital Goods – (4.32%)
1,242,768	Blount International, Inc. *	13,832,008
201,470	Shaw Group Inc. *	6,191,173

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (Continued)	September 30, 2008 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
79,190	Siemens AG, Registered (Germany)	$7,386,605

		27,409,786

Commercial & Professional Services – (1.97%)
36,230	D&B Corp.	3,418,663
372,070	Iron Mountain Inc. *	9,082,229

		12,500,892

Transportation – (0.65%)
958,000	Clark Holdings, Inc. *(b)	1,350,780
41,600	Kuehne & Nagel International AG, Registered (Switzerland)	2,775,661

		4,126,441

	TOTAL INDUSTRIALS	44,037,119

INFORMATION TECHNOLOGY - (17.74%)
Semiconductors & Semiconductor Equipment – (2.36%)
695,680	Texas Instruments Inc.	14,957,120

Software & Services – (10.19%)
680,472	Convera Corp., Class A *	700,886
89,549	Google Inc., Class A *	35,866,165
806,560	Microsoft Corp.	21,519,021
380,000	Yahoo! Inc. *	6,572,100

		64,658,172

Technology Hardware & Equipment – (5.19%)
546,000	Agilent Technologies, Inc. *	16,194,360
246,710	Cisco Systems, Inc. *	5,563,311
680,520	Dell Inc. *	11,208,164

		32,965,835

	TOTAL INFORMATION TECHNOLOGY	112,581,127

MATERIALS - (3.52%)
262,560	Sigma-Aldrich Corp.	13,762,083
679,600	Sino-Forest Corp. (Canada)*	8,563,247

	TOTAL MATERIALS	22,325,330

TELECOMMUNICATION SERVICES - (0.88%)
57,730	American Tower Corp., Class A *	2,076,548
571,253	Sprint Nextel Corp. *	3,484,643

	TOTAL TELECOMMUNICATION SERVICES	5,561,191

	TOTAL COMMON STOCK – (Identified cost $686,789,098)	633,758,447

CONVERTIBLE BONDS - (0.85%)
TELECOMMUNICATION SERVICES - (0.85%)
$5,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	5,425,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $5,600,000)	5,425,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (Continued)	September 30, 2008 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS - (0.41%)
$1,478,000	ABN AMRO Inc. Joint Repurchase Agreement,
	1.75%, 10/01/08, dated 09/30/08, repurchase value of $1,478,072
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 03/08/13-04/16/37, total market value $1,507,560)	$1,478,000
1,132,000	Morgan Stanley & Co. Joint Repurchase Agreement,
	1.70%, 10/01/08, dated 09/30/08, repurchase value of $1,132,053
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.205%-5.50%, 07/01/34-05/01/38, total market value $1,154,640)	1,132,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $2,610,000)	2,610,000

	Total Investments – (101.15%) – (Identified cost $694,999,098) – (c)	641,793,447
	Liabilities Less Other Assets – (1.15%)	(7,321,911)

	Net Assets – (100.00%)	$634,471,536

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)

Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in the Fund was $13,748,738, or 2.17% of the Fund’s net assets as of September 30, 2008.

(b)

Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008. The aggregate fair value of the securities of affiliated companies held by the Fund as of September 30, 2008, amounts to $1,350,780. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2007	Gross Additions	Gross Reductions	Shares September 30, 2008	Dividend Income
Clark Holdings, Inc.	–	978,700	20,700	958,000	$–

(c)	Aggregate cost for federal income tax purposes is $700,128,175. At September 30, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$81,104,159
	Unrealized depreciation	(139,438,887)

	Net unrealized depreciation	$(58,334,728)

Please refer to "Notes to Schedule of Investments" on page 21 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	September 30, 2008 (Unaudited)

Principal	Security	Value
GOVERNMENT AGENCY NOTES - (18.19%)
$125,000	Fannie Mae, 6.50%, 07/15/09	$127,921
500,000	Fannie Mae, 4.00%, 11/09/09	505,930
130,000	Fannie Mae, 3.00%, 12/18/09	128,979
500,000	Fannie Mae, 5.00%, 07/28/10	516,079
755,338	Fannie Mae, 4.10%, 11/25/10	768,293
180,000	Fannie Mae, 3.50%, 06/03/11	176,367
195,000	Fannie Mae, 4.125%, 01/30/12	192,491
500,000	Federal Farm Credit Bank, 4.125%, 07/17/09	502,602
340,000	Federal Farm Credit Bank, 4.50%, 10/04/10	348,365
600,000	Federal Home Loan Bank, 5.00%, 11/03/09	613,330
1,000,000	Federal Home Loan Bank, 4.875%, 03/12/10	1,023,915
2,600,000	Federal Home Loan Bank, 3.40%, 09/17/10	2,580,249
471,325	Federal Home Loan Bank, 4.75%, 10/25/10	482,145
1,023,832	Federal Home Loan Bank, 5.30%, 06/15/12	1,058,860
2,000,000	Federal Home Loan Bank, 4.75%, 02/06/15	1,945,861
1,099,030	Final Maturity Amortizing Notes, 4.10%, 01/25/10	1,099,409
2,687,295	Final Maturity Amortizing Notes, 4.62%, 04/25/10	2,734,019
230,000	Freddie Mac, 3.00%, 06/30/09	228,991
200,000	Freddie Mac, 4.00%, 09/22/09	202,061
245,000	Freddie Mac, 3.00%, 11/15/09	244,602
165,000	Freddie Mac, 3.00%, 12/15/09	164,613
200,000	Freddie Mac, 5.00%, 10/18/10	206,975
1,200,000	Freddie Mac, 3.50%, 12/09/10	1,189,455
1,000,000	Freddie Mac, 5.25%, 02/24/11	1,005,783
985,000	Freddie Mac, 4.25%, 12/26/18 (a)	988,526

	TOTAL GOVERNMENT AGENCY NOTES – (Identified cost $19,034,545)	19,035,821

MORTGAGES - (73.68%)
COLLATERALIZED MORTGAGE OBLIGATIONS - (22.12%)
95,756	Fannie Mae, 5.00%, 07/25/15	96,312
1,662,748	Fannie Mae, 4.50%, 07/25/21	1,641,077
1,499,545	Fannie Mae, 5.50%, 11/25/23	1,493,506
1,150,385	Fannie Mae, 5.50%, 11/25/25	1,161,046
2,284,943	Fannie Mae, 5.50%, 01/25/28	2,290,171
4,628,008	Fannie Mae, 4.00%, 09/25/31	4,576,468
791,485	Freddie Mac, 4.00%, 09/15/10	789,143
708,248	Freddie Mac, 5.00%, 08/15/14	710,509
955,245	Freddie Mac, 5.00%, 08/15/16	963,572
300,000	Freddie Mac, 5.00%, 05/15/27	304,188
1,930,030	Freddie Mac, 6.00%, 05/15/35	1,918,528
346,730	Ginnie Mae, 6.00%, 03/20/14	348,271
1,236,538	Ginnie Mae, 6.00%, 05/16/30	1,248,319
5,588,097	Ginnie Mae, 5.00%, 08/20/32	5,607,938

	Total Collateralized Mortgage Obligations	23,149,048

FANNIE MAE POOLS - (19.62%)
212,105	5.50%, 09/01/09, Pool No. 254469	214,300
2,505,000	4.50%, 11/01/09, Pool No. 254566	2,527,876
348,133	4.00%, 08/01/10, Pool No. 254861	350,587
731,916	4.00%, 09/01/10, Pool No. 254901	738,015
1,417,455	4.50%, 07/01/12, Pool No. 255863	1,407,028

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (Continued)	September 30, 2008 (Unaudited)

Principal	Security	Value
MORTGAGES – (CONTINUED)
FANNIE MAE POOLS – (CONTINUED)
$585,126	4.50%, 01/01/13, Pool No. 254646	$579,823
3,593,802	6.00%, 09/01/17, Pool No. 665776	3,678,967
2,691,928	4.50%, 08/01/18, Pool No. 254833	2,660,803
1,864,390	4.00%, 01/01/19, Pool No. 976841	1,785,736
197,470	6.50%, 07/01/32, Pool No. 635069	204,031
2,216,797	5.508%, 10/01/32, Pool No. 648917 (b)	2,211,275
1,022,884	4.81%, 05/01/35, Pool No. 826242 (b)	1,019,365
1,440,625	5.065%, 01/01/36, Pool No. 848973 (b)	1,439,813
276,250	5.803%, 03/01/36, Pool No. 843396 (b)	272,173
1,449,110	5.624%, 04/01/36, Pool No. 851605 (b)	1,439,451

	Total Fannie Mae Pools	20,529,243

FREDDIE MAC POOLS - (31.94%)
758,840	4.00%, 02/01/09, Pool No. L75353	760,270
2,061,213	4.00%, 03/01/09, Pool No. M90903	2,065,615
1,261,686	4.50%, 07/01/09, Pool No. M90934	1,267,535
467,683	4.50%, 10/01/09, Pool No. M80778	472,068
1,180,753	5.00%, 02/01/10, Pool No. M90972	1,194,590
2,837,295	4.00%, 03/01/10, Pool No. M80806	2,857,244
856,697	4.50%, 03/01/10, Pool No. M80807	866,335
6,407,640	4.50%, 05/01/10, Pool No. M80818	6,491,740
700,522	3.00%, 10/01/10, Pool No. M91001	692,799
840,344	4.00%, 11/01/10, Pool No. M80864	848,645
3,397,170	4.50%, 11/01/10, Pool No. M80865	3,456,620
863,418	3.50%, 04/01/12, Pool No. M80974	856,672
1,295,532	4.00%, 12/01/12, Pool No. M81008	1,304,844
967,013	4.50%, 03/01/15, Pool No. B18794	965,583
3,047,068	5.00%, 05/01/21, Pool No. G13296	3,047,068
1,982,884	5.50%, 06/01/22, Pool No. G12688	1,998,169
710,130	4.53%, 12/01/34, Pool No. 1H1238 (b)	712,433
3,668,664	4.742%, 04/01/35, Pool No. 782528 (b)	3,574,834

	Total Freddie Mac Pools	33,433,064

	TOTAL MORTGAGES – (Identified cost $77,374,276)	77,111,355

SHORT TERM INVESTMENTS - (10.53%)
6,241,000	ABN AMRO Inc. Joint Repurchase Agreement,
	1.75%, 10/01/08, dated 09/30/08, repurchase value of $6,241,303
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 03/08/13-04/16/37, total market value $6,365,820)	6,241,000
4,778,000	Morgan Stanley & Co. Joint Repurchase Agreement,
	1.70%, 10/01/08, dated 09/30/08, repurchase value of $4,778,226
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.205%-5.50%, 07/01/34-05/01/38, total market value $4,873,560)	4,778,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $11,019,000)	11,019,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (Continued)	September 30, 2008 (Unaudited)

	Total Investments – (102.40%) – (Identified cost $107,427,821) – (c)	$107,166,176
	Liabilities Less Other Assets – (2.40%)	(2,507,289)

	Net Assets – (100.00%)	$104,658,887

(a)	Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate.
(b)

The interest rates on floating rate securities, shown as of September 30, 2008, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(c)	Aggregate cost for federal income tax purposes is $107,427,821. At September 30, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$257,863
	Unrealized depreciation	(519,508)

	Net unrealized depreciation	$(261,645)

Please refer to "Notes to Schedule of Investments" on page 21 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	September 30, 2008 (Unaudited)

Principal	Security	Value
FANNIE MAE - (4.22%)
$360,000	4.50%, 10/15/08	$360,329
500,000	3.75%, 10/24/08	500,355
1,000,000	3.875%, 11/17/08	1,002,057
7,305,000	3.375%, 12/15/08	7,316,945
1,354,000	5.25%, 01/15/09	1,363,230
4,000,000	5.00%, 01/23/09	4,032,729
5,000,000	3.25%, 02/15/09	5,007,677
2,400,000	3.85%, 04/14/09	2,419,231
600,000	4.02%, 04/20/09	603,639

	TOTAL FANNIE MAE – (Identified cost $22,606,192)	22,606,192

FEDERAL FARM CREDIT BANK - (6.57%)
1,875,000	4.07%, 10/06/08	1,875,462
500,000	4.875%, 11/20/08	501,496
4,000,000	3.70%, 12/17/08	4,012,082
20,000,000	1.938%, 01/02/09 (a)	20,000,000
8,381,000	2.49%, 02/05/09 (b)	8,307,380
500,000	4.125%, 04/15/09	503,355

	TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $35,199,775)	35,199,775

FEDERAL HOME LOAN BANK - (50.01%)
860,000	4.375%, 10/03/08	860,106
2,525,000	4.50%, 10/14/08	2,526,878
5,000,000	2.39%, 10/15/08 (b)	4,995,353
12,000,000	4.625%, 10/24/08	12,015,029
1,000,000	4.75%, 10/27/08	1,001,539
5,000,000	5.00%, 10/27/08	5,009,736
1,000,000	4.50%, 10/28/08	1,001,379
10,000,000	2.565%, 11/07/08	10,004,092
1,000,000	2.644%, 11/14/08 (a)	1,000,027
2,010,000	3.625%, 11/14/08	2,012,343
4,600,000	4.125%, 11/17/08	4,598,825
500,000	5.00%, 11/17/08	501,554
850,000	4.35%, 11/19/08	852,015
10,000,000	2.57%, 11/24/08 (b)	9,961,450
13,000,000	2.18%, 11/28/08 (b)	12,954,341
8,500,000	2.58%, 12/01/08 (a)	8,499,782
10,000,000	2.575%, 12/08/08 (a)	10,005,141
10,000,000	2.12%, 12/15/08 (b)	9,955,833
5,000,000	2.70%, 12/18/08 (b)	4,970,750
500,000	4.375%, 12/19/08	502,155
500,000	5.49%, 12/22/08	503,448
1,000,000	4.125%, 12/23/08	1,003,974
1,500,000	3.00%, 12/26/08	1,501,207
1,000,000	4.70%, 12/26/08	1,002,254
10,000,000	3.20%, 01/05/09 (b)	9,914,667
5,000,000	3.31%, 01/09/09 (b)	4,954,028
5,000,000	3.25%, 01/14/09	5,000,000
20,000,000	2.629%, 01/23/09 (a)	20,009,605
3,000,000	5.477%, 01/28/09	3,025,510
5,000,000	3.30%, 02/02/09 (b)	4,943,167
6,000,000	2.76%, 02/12/09	6,000,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (Continued)	September 30, 2008 (Unaudited)

Principal	Security	Value
FEDERAL HOME LOAN BANK – (CONTINUED)
$12,000,000	2.55%, 02/18/09 (a)	$12,000,000
4,000,000	2.10%, 02/25/09 (a)	4,000,000
3,000,000	3.20%, 02/27/09 (b)	2,960,267
12,000,000	2.388%, 03/13/09 (a)	11,985,383
10,000,000	2.50%, 03/17/09	10,003,967
17,000,000	2.24%, 03/20/09 (a)	17,000,000
1,000,000	3.32%, 03/30/09	1,003,219
17,000,000	3.58%, 03/30/09	17,015,470
750,000	4.08%, 03/30/09	754,212
5,000,000	2.32%, 04/01/09	4,990,746
5,000,000	1.47%, 04/03/09 (a)	5,000,000
5,000,000	2.32%, 04/08/09 (a)	5,000,000
1,000,000	4.00%, 04/21/09	1,005,885
1,250,000	5.863%, 04/22/09	1,272,426
3,500,000	5.00%, 04/23/09	3,544,886
1,700,000	5.79%, 04/27/09	1,725,449
1,800,000	2.60%, 05/14/09	1,796,837
4,000,000	4.25%, 05/15/09	4,042,742
1,000,000	3.05%, 08/28/09	1,000,000
500,000	5.25%, 09/11/09	511,979

	TOTAL FEDERAL HOME LOAN BANK – (Identified cost $267,699,656)	267,699,656

FREDDIE MAC - (12.08%)
25,000,000	5.00%, 10/01/08	25,000,000
3,000,000	5.125%, 10/15/08	3,003,307
1,000,000	4.75%, 10/17/08	1,001,088
500,000	4.90%, 11/03/08	501,050
1,000,000	3.875%, 11/10/08	1,001,282
500,000	3.94%, 11/20/08	500,852
3,525,000	4.75%, 11/26/08	3,539,652
2,224,000	4.625%, 12/19/08	2,235,077
2,500,000	4.875%, 02/17/09	2,517,772
10,000,000	4.75%, 03/05/09	10,088,085
1,840,000	5.75%, 03/15/09	1,865,989
1,000,000	3.755%, 03/18/09	1,004,553
4,500,000	3.375%, 04/15/09	4,513,445
6,905,000	2.90%, 06/12/09	6,883,739
1,000,000	3.00%, 06/30/09	999,844

	TOTAL FREDDIE MAC – (Identified cost $64,655,735)	64,655,735

HOUSING & URBAN DEVELOPMENT - (0.74%)
3,800,000	7.198%, 08/01/09	3,941,670

	TOTAL HOUSING & URBAN DEVELOPMENT – (Identified cost $3,941,670)	3,941,670

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (Continued)	September 30, 2008 (Unaudited)

Principal	Security	Value
MORTGAGES - (1.35%)
FREDDIE MAC POOLS - (1.35%)
$96,894	3.50%, 10/01/08, Pool No. M90850	$96,894
590,554	4.50%, 11/01/08, Pool No. M90878	591,003
1,319,553	4.00%, 02/01/09, Pool No. M90895	1,322,869
1,716,704	3.50%, 03/01/09, Pool No. M90909	1,718,242
481,629	4.50%, 03/01/09, Pool No. M90904	483,361
3,015,399	3.50%, 04/01/09, Pool No. M90913	3,019,935

	Total Freddie Mac Pools	7,232,304

	TOTAL MORTGAGES – (Identified cost $7,232,304)	7,232,304

REPURCHASE AGREEMENTS - (27.99%)
84,866,000	ABN AMRO Inc. Joint Repurchase Agreement,
	1.75%, 10/01/08, dated 09/30/08, repurchase value of $84,870,125
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 03/08/13-04/16/37, total market value $86,563,320)	84,866,000
64,973,000	Morgan Stanley & Co. Joint Repurchase Agreement,
	1.70%, 10/01/08, dated 09/30/08, repurchase value of $64,976,068
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.205%-5.50%, 07/01/34-05/01/38, total market value $66,272,460)	64,973,000

	TOTAL REPURCHASE AGREEMENTS – (Identified cost $149,839,000)	149,839,000

	Total Investments – (102.96%) – (Identified cost $551,174,332) – (c)	551,174,332
	Liabilities Less Other Assets – (2.96%)	(15,853,851)

	Net Assets – (100.00%)	$535,320,481

(a)

The interest rates on floating rate securities, shown as of September 30, 2008, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.
(c)	Aggregate cost for Federal Income Tax purposes is $551,174,332.
Please refer to "Notes to Schedule of Investments" on page 21 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	September 30, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK - (99.01%)
CONSUMER DISCRETIONARY - (2.05%)
Consumer Services – (2.05%)
662,100	H&R Block, Inc.	$15,062,775

	TOTAL CONSUMER DISCRETIONARY	15,062,775

ENERGY - (5.76%)
618,700	Canadian Natural Resources Ltd. (Canada)	42,356,202

	TOTAL ENERGY	42,356,202

FINANCIALS - (79.71%)
Banks – (4.03%)
	Commercial Banks – (4.03%)
75,700	ICICI Bank Ltd., ADR (India)	1,780,464
459,950	State Bank of India Ltd., GDR (India)	27,791,830

		29,572,294

Diversified Financials – (41.31%)
	Capital Markets – (17.67%)
393,500	Ameriprise Financial, Inc.	15,031,700
1,157,500	Bank of New York Mellon Corp.	37,711,350
587,300	Brookfield Asset Management Inc., Class A (Canada)	16,115,512
136,100	Goldman Sachs Group, Inc.	17,420,800
234,200	Julius Baer Holding, AG (Switzerland)	11,646,863
1,260,150	Merrill Lynch & Co., Inc.	31,881,795

		129,808,020

	Consumer Finance – (9.85%)
1,949,000	American Express Co.	69,053,070
1,351,000	First Marblehead Corp. *	3,363,990

		72,417,060

	Diversified Financial Services – (13.79%)
1,019,560	JPMorgan Chase & Co.	47,613,452
872,600	Moody's Corp.	29,668,400
330,000	Oaktree Capital Group LLC, Class A (a)	9,157,500
13,900	RHJ International (Belgium)*	126,074
396,550	RHJ International, 144A (Belgium)*(b)(c)	3,576,048
182,000	Visa Inc., Class A	11,172,980

		101,314,454

		303,539,534

Insurance – (34.37%)
	Life & Health Insurance – (2.53%)
334,733	China Life Insurance Co., Ltd., ADR (China)	18,617,849

	Multi-line Insurance – (8.30%)
866,796	American International Group, Inc.	2,886,431
1,470,600	Loews Corp.	58,073,994

		60,960,425

	Property & Casualty Insurance – (10.58%)
169,800	Ambac Financial Group, Inc.	395,634
337,300	FPIC Insurance Group, Inc. *	18,330,569
88,200	Markel Corp. *	31,002,300
534,000	MBIA Inc. *	6,354,600
1,244,000	Progressive Corp. (Ohio)	21,645,600

		77,728,703

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (Continued)	September 30, 2008 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (12.96%)
225,000	Everest Re Group, Ltd.	$19,469,250
1,394,187	Transatlantic Holdings, Inc.	75,774,063

		95,243,313

		252,550,290

	TOTAL FINANCIALS	585,662,118

INDUSTRIALS - (8.74%)
Commercial & Professional Services – (8.74%)
680,650	D&B Corp.	64,226,134

	TOTAL INDUSTRIALS	64,226,134

MATERIALS - (2.75%)
918,000	Sealed Air Corp.	20,186,820

	TOTAL MATERIALS	20,186,820

	TOTAL COMMON STOCK – (Identified cost $591,887,114)	727,494,049

SHORT TERM INVESTMENTS - (0.95%)
$3,937,000	ABN AMRO Inc. Joint Repurchase Agreement,
	1.75%, 10/01/08, dated 09/30/08, repurchase value of $3,937,191
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 03/08/13-04/16/37, total market value $4,015,740)	3,937,000
3,015,000	Morgan Stanley & Co. Joint Repurchase Agreement,
	1.70%, 10/01/08, dated 09/30/08, repurchase value of $3,015,142
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.205%-5.50%, 07/01/34-05/01/38, total market value $3,075,300)	3,015,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $6,952,000)	6,952,000

	Total Investments – (99.96%) – (Identified cost $598,839,114) – (d)	734,446,049
	Other Assets Less Liabilities – (0.04%)	285,433

	Net Assets – (100.00%)	$734,731,482

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
*	Non-Income producing security.
(a)

Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $9,157,500, or 1.24% of the Fund’s net assets as of September 30, 2008.

(b)

These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $3,576,048, or 0.49% of the Fund's net assets, as of September 30, 2008.

(c)

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $3,576,048, or 0.49% of the Fund’s net assets as of September 30, 2008.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (Continued)	September 30, 2008 (Unaudited)

(d)	Aggregate cost for federal income tax purposes is $598,839,114. At September 30, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$255,402,715
	Unrealized depreciation	(119,795,780)

	Net unrealized appreciation	$135,606,935

Please refer to "Notes to Schedule of Investments" on page 21 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	September 30, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK - (46.53%)
CONSUMER DISCRETIONARY - (9.95%)
Media – (1.30%)
525,000	News Corp., Class A	$6,294,750
115,000	News Corp., Class B	1,397,250

		7,692,000

Retailing – (8.65%)
121,213	Amazon.com, Inc. *	8,818,246
250,450	J. C. Penney Co., Inc.	8,350,003
735,400	Kohl's Corp. *	33,887,232

		51,055,481

	TOTAL CONSUMER DISCRETIONARY	58,747,481

CONSUMER STAPLES - (8.96%)
Food & Staples Retailing – (3.90%)
1,150,000	Whole Foods Market, Inc.	23,000,000

Food, Beverage & Tobacco – (2.30%)
1,137,300	Tyson Foods, Inc., Class A	13,579,362

Household & Personal Products – (2.76%)
392,200	Avon Products, Inc.	16,303,754

	TOTAL CONSUMER STAPLES	52,883,116

ENERGY - (3.21%)
119,000	Devon Energy Corp.	10,852,800
325,000	Nabors Industries Ltd. *	8,099,000

	TOTAL ENERGY	18,951,800

FINANCIALS - (9.87%)
Diversified Financials – (5.16%)
Capital Markets – (3.33%)
777,750	Merrill Lynch & Co., Inc.	19,677,075

Consumer Finance – (1.83%)
305,000	American Express Co.	10,806,150

		30,483,225

Insurance – (0.30%)
	Property & Casualty Insurance – (0.30%)
772,300	Ambac Financial Group, Inc.	1,799,459

Real Estate – (4.41%)
477,940	Forest City Enterprises, Inc., Class A	14,658,420
559,300	General Growth Properties, Inc.	8,445,430
45,000	SL Green Realty Corp.	2,916,000

		26,019,850

	TOTAL FINANCIALS	58,302,534

HEALTH CARE - (2.53%)
Health Care Equipment & Services – (2.53%)
266,500	Universal Health Services, Inc., Class B	14,931,995

	TOTAL HEALTH CARE	14,931,995

INDUSTRIALS - (7.28%)
Capital Goods – (4.43%)
432,000	General Electric Co.	11,016,000
673,400	Masco Corp.	12,080,796

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (Continued)	September 30, 2008 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
200,000	United Rentals, Inc. *	$3,048,000

		26,144,796

Commercial & Professional Services – (2.85%)
120,000	School Specialty, Inc. *	3,745,800
382,000	Waste Connections, Inc. *	13,102,600

		16,848,400

	TOTAL INDUSTRIALS	42,993,196

INFORMATION TECHNOLOGY - (1.64%)
Semiconductors & Semiconductor Equipment – (1.64%)
457,900	Fairchild Semiconductor International, Inc. *	4,070,731
296,700	International Rectifier Corp. *	5,643,234

		9,713,965

	TOTAL INFORMATION TECHNOLOGY	9,713,965

MATERIALS - (1.94%)
520,000	Sealed Air Corp.	11,434,800

	TOTAL MATERIALS	11,434,800

UTILITIES - (1.15%)
580,700	AES Corp. *	6,788,383

	TOTAL UTILITIES	6,788,383

	TOTAL COMMON STOCK – (Identified cost $385,953,571)	274,747,270

CONVERTIBLE PREFERRED STOCK - (8.98%)
FINANCIALS - (5.98%)
Diversified Financials – (2.78%)
	Diversified Financial Services – (2.78%)
400,000	Citigroup Inc., 6.50%, 12/31/49, Conv. Pfd.	16,400,000

Real Estate – (3.20%)
650,000	Digital Realty Trust L.P., 5.50%, 12/31/49, Cum. Conv. Pfd.	18,890,625

	TOTAL FINANCIALS	35,290,625

INDUSTRIALS - (1.13%)
Capital Goods – (0.41%)
109,741	United Rentals Trust I, 6.50%, 08/01/28, Conv. Pfd.	2,441,737

Transportation – (0.72%)
161,300	Continental Airlines Finance Trust II, 6.00%, 11/15/30, Cum. Conv. Pfd.	4,213,963

	TOTAL INDUSTRIALS	6,655,700

UTILITIES - (1.87%)
288,810	AES Trust III, 6.75%, 10/15/29, Conv. Pfd.	11,075,863

	TOTAL UTILITIES	11,075,863

	TOTAL CONVERTIBLE PREFERRED STOCK – (Identified cost $54,879,026)	53,022,188

CONVERTIBLE BONDS - (38.99%)
CONSUMER DISCRETIONARY - (1.59%)
Media – (1.59%)
$16,050,000	News America Inc., Conv. Notes, Zero coupon, 02/28/21 (a)(b)(c)	9,399,040

	TOTAL CONSUMER DISCRETIONARY	9,399,040

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (Continued)	September 30, 2008 (Unaudited)

Principal	Security	Value
CONVERTIBLE BONDS – (CONTINUED)
CONSUMER STAPLES - (2.22%)
Food, Beverage & Tobacco – (2.22%)
$14,000,000	Tyson Foods, Inc., Conv. Sr. Notes, 3.25%, 10/15/13	$13,125,000

	TOTAL CONSUMER STAPLES	13,125,000

ENERGY - (3.21%)
21,000,000	Nabors Industries Inc., Conv. Sr. Notes, 0.94%, 05/15/11	18,952,500

	TOTAL ENERGY	18,952,500

FINANCIALS - (14.03%)
Real Estate – (14.03%)
7,750,000	Digital Realty Trust L.P., 144A Conv. Sr. Notes, 4.125%, 08/15/26 (d)	11,388,625
23,000,000	Forest City Enterprises, Inc., Class A, Conv. Sr. Notes, 3.625%, 10/15/11	17,572,000
21,000,000	General Growth Properties, Inc., 144A Conv. Sr. Notes, 3.98%, 04/15/27 (d)	12,600,000
18,000,000	Reckson Operating Partnership, L.P., Conv. Sr. Notes (Convertible into SL Green Realty Corp.), 4.00%, 06/15/25	15,615,000
24,000,000	Vornado Realty L.P., Conv. Sr. Deb., 3.875%, 04/15/25	25,650,000

		82,825,625

	TOTAL FINANCIALS	82,825,625

HEALTH CARE - (0.62%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.62%)
3,900,000	Valeant Pharmaceuticals International, Conv. Sub. Notes, 4.00%, 11/15/13	3,670,875

	TOTAL HEALTH CARE	3,670,875

INDUSTRIALS - (10.69%)
Capital Goods – (4.04%)
8,500,000	Quanta Services, Inc., Conv. Sub. Deb., 4.50%, 10/01/23	20,655,000
3,720,000	United Rentals North America Inc., Conv. Sr. Sub., 1.875%, 10/15/23	3,180,600

		23,835,600

Commercial & Professional Services – (6.65%)
8,500,000	School Specialty, Inc., Conv. Sub. Deb., 3.75%, 11/30/26	7,288,750
22,101,000	School Specialty, Inc., Conv. Sub. Notes, 3.75%, 08/01/23 (e)	20,747,314
10,000,000	Waste Connections, Inc., Conv. Sr. Notes, 3.75%, 04/01/26	11,262,500

		39,298,564

	TOTAL INDUSTRIALS	63,134,164

INFORMATION TECHNOLOGY - (5.36%)
Semiconductors & Semiconductor Equipment – (5.36%)
36,000,000	Intel Corp., Conv. Sub. Deb., 2.95%, 12/15/35	31,635,000

	TOTAL INFORMATION TECHNOLOGY	31,635,000

MATERIALS - (1.27%)
8,000,000	Sealed Air Corp., 144A, Conv. Sr. Notes, 3.00%, 06/30/33 (d)	7,530,000

	TOTAL MATERIALS	7,530,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $246,314,584)	230,272,204

CORPORATE BONDS - (5.81%)
CONSUMER DISCRETIONARY - (1.87%)
Retailing – (1.87%)
1,900,000	AutoZone, Inc., Sr. Notes, 5.50%, 11/15/15	1,777,606
10,000,000	Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	9,256,690

		11,034,296

	TOTAL CONSUMER DISCRETIONARY	11,034,296

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (Continued)	September 30, 2008 (Unaudited)

Principal	Security	Value
CORPORATE BONDS - (CONTINUED)
Consumer Staples - (0.85%)
Household & Personal Products – (0.85%)
$6,000,000	Avon Products, Inc., Sr. Notes, 4.20%, 07/15/18	$5,048,664

	TOTAL CONSUMER STAPLES	5,048,664

FINANCIALS - (1.32%)
Real Estate – (1.32%)
14,000,000	Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (a)	7,770,000

	TOTAL FINANCIALS	7,770,000

INDUSTRIALS - (1.77%)
Capital Goods – (1.77%)
12,000,000	Masco Corp., 6.125%, 10/03/16	10,442,364

	TOTAL INDUSTRIALS	10,442,364

	TOTAL CORPORATE BONDS – (Identified cost $41,468,267)	34,295,324

	Total Investments – (100.31%) – (Identified cost $728,615,448) – (f)	592,336,986
	Liabilities Less Other Assets – (0.31%)	(1,826,410)

	Net Assets – (100.00%)	$590,510,576

*	Non-Income producing security.
(a)

Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $17,169,040, or 2.91% of the Fund’s net assets as of September 30, 2008.

(b)

As of September 30, 2008, zero coupon bonds represented $9,399,040, or 1.59% of the Fund's net assets. Because zero coupon bonds pay no interest their value is generally more volatile than the value of other debt securities.

(c)	Zero coupon bonds reflect the effective yield on the date of purchase.
(d)

These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $31,518,625, or 5.34% of the Fund's net assets, as of September 30, 2008.

(e)	Represents a step-down bond: a bond that pays one coupon rate for an initial period followed by a lower coupon rate.
(f)	Aggregate cost for federal income tax purposes is $728,761,509. At September 30, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$25,970,366
	Unrealized depreciation	(162,394,889)

	Net unrealized depreciation	$(136,424,523)

Please refer to “Notes to Schedule of Investments” on page 21 for the Fund’s policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	September 30, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK - (95.47%)
FINANCIALS - (92.38%)
Diversified Financials – (3.03%)
Capital Markets – (3.03%)
570,750	Brookfield Asset Management Inc., Class A (Canada)	$15,661,380

Real Estate – (89.35%)
Real Estate Investment Trusts (REITs) – (78.23%)
	Diversified REITs – (5.82%)
1,158,300	Cousins Properties, Inc.	29,223,909
324,000	Gramercy Capital Corp.	839,160

		30,063,069

	Industrial REITs – (5.34%)
2,358,300	Brixton PLC (United Kingdom)	8,880,593
1,291,200	DCT Industrial Trust Inc.	9,671,088
524,500	First Potomac Realty Trust	9,016,155

		27,567,836

	Office REITs – (33.37%)
388,113	Alexandria Real Estate Equities, Inc.	43,662,713
306,242	Boston Properties, Inc.	28,682,626
729,238	Corporate Office Properties Trust	29,424,753
849,419	Derwent London PLC (United Kingdom)	15,986,769
947,800	Digital Realty Trust, Inc.	44,783,550
150,800	SL Green Realty Corp.	9,771,840

		172,312,251

	Residential REITs – (12.08%)
847,600	American Campus Communities, Inc.	28,716,688
104,100	AvalonBay Communities, Inc.	10,245,522
198,100	Essex Property Trust, Inc.	23,441,173

		62,403,383

	Retail REITs – (11.98%)
130,700	Federal Realty Investment Trust	11,187,920
1,248,657	General Growth Properties, Inc.	18,854,721
162,778	Regency Centers Corp.	10,855,665
419,600	Taubman Centers, Inc.	20,980,000

		61,878,306

	Specialized REITs – (9.64%)
1,222,847	Cogdell Spencer, Inc. (a)	20,225,889
598,500	Ventas, Inc.	29,577,870

		49,803,759

		404,028,604

Real Estate Management & Development – (11.12%)
	Diversified Real Estate Activities – (2.07%)
259,200	Mitsubishi Estate Co., Ltd. (Japan)	5,107,573
288,000	Mitsui Fudosan Co., Ltd. (Japan)	5,564,719

		10,672,292

	Real Estate Operating Companies – (9.05%)
1,453,084	Forest City Enterprises, Inc., Class A	44,566,086

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (Continued)	September 30, 2008 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Management & Development – (Continued)
	Real Estate Operating Companies – (Continued)
3,458,400	Minerva PLC (United Kingdom)*	$2,174,958

		46,741,044

		57,413,336

		461,441,940

	TOTAL FINANCIALS	477,103,320

INDUSTRIALS - (3.09%)
Transportation – (3.09%)
214,400	Alexander & Baldwin, Inc.	9,445,392
70,300	Burlington Northern Santa Fe Corp.	6,497,829

	TOTAL INDUSTRIALS	15,943,221

	TOTAL COMMON STOCK – (Identified cost $495,678,286)	493,046,541

PREFERRED STOCK - (0.41%)
FINANCIALS - (0.41%)
Real Estate – (0.41%)
Real Estate Investment Trusts (REITs) – (0.41%)
	Residential REITs – (0.41%)
43,700	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	2,141,300

	TOTAL PREFERRED STOCK – (Identified cost $1,079,517)	2,141,300

CONVERTIBLE BONDS - (0.18%)
FINANCIALS - (0.18%)
Real Estate – (0.18%)
Real Estate Investment Trusts (REITs) – (0.18%)
	Office REITs – (0.18%)
$1,230,000	SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (b)	905,588

	TOTAL CONVERTIBLE BONDS – (Identified cost $1,211,132)	905,588

SHORT TERM INVESTMENTS - (3.82%)
11,189,000	ABN AMRO Inc. Joint Repurchase Agreement,
	1.75%, 10/01/08, dated 09/30/08, repurchase value of $11,189,544
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.25%, 03/08/13-04/16/37, total market value $11,412,780)	11,189,000
8,566,000	Morgan Stanley & Co. Joint Repurchase Agreement,
	1.70%, 10/01/08, dated 09/30/08, repurchase value of $8,566,405
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.205%-5.50%, 07/01/34-05/01/38, total market value $8,737,320)	8,566,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $19,755,000)	19,755,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (Continued)	September 30, 2008 (Unaudited)

	Total Investments – (99.88%) – (Identified cost $517,723,935) – (c)	$515,848,429
	Other Assets Less Liabilities – (0.12%)	600,119

	Net Assets – (100.00%)	$516,448,548

*	Non-Income producing security.
(a)

Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008. The aggregate fair value of the securities of affiliated companies held by the Fund as of September 30, 2008, amounts to $20,225,889. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2007	Gross Additions	Gross Reductions	Shares September 30, 2008	Dividend Income
Cogdell Spencer, Inc.	–	1,222,847	–	1,222,847	$1,230,789

(b)

These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $905,588, or 0.18% of the Fund's net assets, as of September 30, 2008.

(c)	Aggregate cost for federal income tax purposes is $519,466,148. At September 30, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$75,174,940
	Unrealized depreciation	(78,792,659)

	Net unrealized depreciation	$(3,617,719)

Please refer to “Notes to Schedule of Investments” on page 21 for the Fund’s policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
September 30, 2008 (Unaudited)

VALUATION OF SECURITIES – The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days, are valued at market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 40 Act, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the 40 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2008 in valuing each Fund’s investments carried at value:

	Investment in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted prices	$547,423,601	$–	$–	$678,771,783	$302,223,133	$455,331,929
Level 2 – Other Significant
Observable Inputs	94,369,846	107,166,176	551,174,332	55,674,266	290,113,853	60,516,500
Level 3 – Significant Unobservable
Inputs	–	–	–	–	–	–
Total	$641,793,447	$107,166,176	$551,174,332	$734,446,049	$592,336,986	$515,848,429

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 28, 2008

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: November 28, 2008